UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NORTH PEAK LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-4247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  May 14, 2002


Report Type (Check only one.):

[ ]        13F HOLDINGS REPORT.

[X]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Darmel Management LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       0

Form 13F Information Table Value Total:       0



List of Other Included Managers:
